Share-Based Compensation (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Statement Line Items [Line Items]
Research and development | ₪	₪ 807		₪ 1,940	₪ 253
General and administrative | ₪	3,730		3,444	1,299
Total share-based compensation | ₪	₪ 4,537		₪ 5,384	₪ 1,552
USD [Member]
Statement Line Items [Line Items]
Research and development | $		$ 215
General and administrative | $		996
Total share-based compensation | $		$ 1,211